Related party transactions and balances	12 Months Ended
Dec. 31, 2022
Related party transactions and balances
Related party transactions and balances

23. Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Trip.com”)	a shareholder of the Company with the right to appoint one director of the Company
Hopeful Tourism Limited (“Caissa”, a wholly-owned subsidiary of Caissa Sega Tourism Culture Investment Limited)	a shareholder with one board director of the Company
HNA Tourism Holdings Group Co., Ltd. (“HNA Tourism”)	a shareholder with two board directors of the Company

a)	Transactions with related parties:

Trip.com

Trip.com purchased 5,000,000 Class A ordinary shares in a private placement concurrent with the Company’s initial public offering, an additional 3,731,034 Class A ordinary shares for a total of US$15 million through a private placement transaction in December 2014 as well as an additional 3,750,000 Class A ordinary shares for a total of US$20 million through a private placement transaction in May 2015.

23. Related party transactions and balances - continued

The Group sells packaged tours through Trip.com’s online platform and the commission fees to Trip.com were insignificant. The Group purchased travelling products from Trip.com’s online platform, which were insignificant. Revenues from Trip.com consist of commission fees for the booking of hotel rooms and air tickets through the Group’s online platform, amounted of RMB16.9 million, RMB145.5 and RMB45.9 (US$6.7) for the years ended December 31, 2020, 2021 and 2022, respectively.

Caissa

On November 20, 2020, pursuant to a share purchase agreement and certain amendments, Caissa completed the purchase of all

Class A ordinary shares of the Company from JD and became the related party of the Group. Subsequently on February 9, 2021, Caissa assigned a director to the Company’s board of directors to replace the director previously assigned by JD.

The Group sold packaged tours through Caissa’s platform and the commission fees to Caissa were insignificant for the years ended December 31, 2020, 2021 and 2022.

HNA Tourism

On January 21, 2016, the Company issued 90,909,091 Class A ordinary shares to HNA Tourism for total consideration of RMB3,279 million (US$500 million).

HNA Tourism agreed to provide the Group with access to its premium airlines and hotels resources at a preferential rate, under fair competition market rules. The Group purchased RMB164.4 million, RMB112.8 million and RMB35.9 million (US$5.2 million) air tickets from HNA Tourism for the year ended December 31, 2020, 2021 and 2022, respectively. The Group sold travelling products through an affiliate of HNA Tourism’s distribution channels and the revenues were insignificant for the years ended December 31, 2020, 2021 and 2022.

In December 2017 and May 2018, the Group provided financing (the “Notes Financing” and the “Loan Financing”) to certain affiliates of HNA Tourism (the “HNA Affiliates”) with total principal amount of RMB540 million. For the year ended December 31, 2019, the Notes Financing and the Loan Financing were overdue and the Group provided an allowance provision of RMB23.2 million against the carrying value of above Notes Financing and Loan Financing to reflect the increasing credit risk associated with the respective outstanding balances. In the year ended December 31, 2020, HNA Group’s financial position further deteriorated and subsequently in January 2021, HNA Group received a formal bankruptcy and restructuring notice from the Hainan Province High People’s Court (the “Court”) following creditors’ action against HNA Group due to its failure to pay overdue debts. As of December 31, 2020, the Group assessed the recoverability of above receivables and provided a full allowance for CECL on the remaining balance at the amount of RMB44.8 million and RMB512.8 million for the Notes Financing and the Loan Financings, respectively. Moreover, the Group provided a full allowance of RMB30.8 million for the current amounts due from other HNA Tourism affiliates. As of December 31, 2020, the carrying value of the Notes Financing, Loan Financing and amounts due from other HNA affiliates (collectively referred to as “HNA debts”) was RMB nil.

23. Related party transactions and balances - continued

In October 2021, debt restructuring plans of HNA Group and its affiliates were approved by the creditors and the Court, pursuant to which HNA Group and its affiliates would settle their debts owed to the creditors by various means, including cash, shares of Hainan Airlines Holding Co., Ltd., (“HNA Airlines”), a company listed in Chinese A share market, and units in a trust ("HNA Trust") comprising assets/liabilities of HNA Group and certain of its affiliates, etc. In December 2021, the Group received cash of RMB0.3 million (US$0.04 million) and 531,591 shares of HNA Airlines with value of RMB1 million (US$0.14 million) as part of the settlement of the HNA debts, of which CECL allowance was fully provided in the prior years. Accordingly, a reversal of CECL allowance at the amount of RMB1.3 million (US$0.2 million) was credited to the consolidated statements of comprehensive loss in 2021.

In the year ended December 31, 2022, the Group received additional cash of RMB150 (US$22) and 2,398 shares of HNA Airlines with value of RMB3.9 (US$0.6) as part of the settlement of the HNA debts, of which CECL allowance was fully provided in the prior years. Accordingly, a reversal of CECL allowance at the amount of RMB153.9 (US$22.3) was credited to the consolidated statements of comprehensive loss in 2022.

In April 2022, as confirmed by the Court, the restructuring plan has been fully implemented and HNA Trust was officially established. In May 2022, the Company received and registered 632,992,650 trust units (representing 0.09% of unit interests of HNA trust) with the value of RMB13.3 million (US$1.9 million), as the settlement of remaining HNA debts. The Group recognized the trust units as equity investment without readily determinable fair value and derecognized all the remaining HNA debts which was fully provided (refer to Note 7 for details of accounting treatment of the trust units), meanwhile a corresponding reversal of CECL allowance with the amount of RMB13.3 million (US$1.9 million) was credited to the consolidated statements of comprehensive loss for the year ended December 31, 2022.

b)	Balances with related parties:

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Trip.com	13,044	212	30
Amounts due from Caissa	1,925	818	119
Total	14,969	1,030	149

Current:
Amounts due to Trip.com	3,860	3,892	564
Amounts due to Caissa	819	818	119
Total	4,679	4,710	683